Land, Buildings And Equipment, Net (Tables)	12 Months Ended
May 25, 2014
Property, Plant and Equipment, Net [Abstract]
Components Of Land, Buildings And Equipment, Net
The components of land, buildings and equipment, net, are as follows:

(in millions)	May 25, 2014	May 26, 2013
Land	$659.7	$888.1
Buildings	3,234.5	4,474.5
Equipment	1,378.4	1,860.9
Assets under capital leases	69.5	67.7
Construction in progress	89.1	149.7
Total land, buildings and equipment	$5,431.2	$7,440.9
Less accumulated depreciation and amortization	(2,027.0)	(3,030.2)
Less amortization associated with assets under capital leases	(23.2)	(19.6)
Land, buildings and equipment, net	$3,381.0	$4,391.1